SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
(i) The following table summarizes the increase and (decrease) in non-cash working capital balances:

	Year ended December 31,
	2022	2021
Receivables	$1,223	$(303)
Receivable from related parties	—	(4)
Prepaids and deposits	(799)	(4,013)
Inventory	9,220	(4,575)
Accounts payable and accrued liabilities	(2,484)	11,767
Increase in working capital	$7,160	$2,872
(ii) The following table summarizes non-cash items included in other income / (expense):

	Year ended December 31,
	2022	2021
Loss on warrants	$(1,040)	$(2,515)
Loss on fair value measurement of convertible loans derivative	(9,899)	(6,097)
Loss on deferred consideration	(3,262)	(649)
Gain / (loss) on investments	(295)	696
Gain on sales from Gold Prepay Agreement	1,596	—
Gain on fair value measurement of Gold Prepay derivative	2,916	—
Gain on fair value measurement of Silver Purchase derivative	1,898	—
Gain on asset exchange	—	135,531
Other	20	(645)
Total non-cash items included in other income / (expense)	$(8,066)	$126,321